Other operating expenses - Losses in Ukraine due to escalation of Russian offensive - Additional Information (Details) - Ukraine war conflict - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 05, 2025
Other Operating Expenses [Line Items]
Inventories, at net realisable value				£ 39
Other adjusting items in other operating expenses	£ 39	£ 0	£ 0